Description of Organization, Business Operations and Going Concern (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 06, 2020	Sep. 30, 2022	Dec. 31, 2021	Jul. 22, 2022
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)		$ 10	$ 10
Gross proceeds	$ 160,000,000
Description of private placement warrant		Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) with the Sponsor of (i) 450,000 ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share (for a total purchase price of $4.5 million), and (ii) 1,500,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant (for a total purchase price of $1.5 million), generating gross proceeds to the Company of $6.0 million (see Note 4).	Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of (i) 450,000 ordinary shares (the “Private Placement Shares”), at a price of $10.00 per Private Placement Share to the Sponsor, (for a total purchase price of $4.5 million), and (ii) 1,500,000 warrants (“Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant (for a total purchase price of $1.5 million), for an aggregate of $6.0 million from the Sponsor, generating gross proceeds to the Company of $6.0 million (Note 4).
Assets held in the trust account, percentage		80.00%	80.00%
Public per share (in Dollars per share)			$ 10
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate shares, percentage		20.00%	20.00%
Redeem shares, percentage		100.00%	100.00%
Cash		$ 735,000,000,000	$ 1,800,000
Working capital		568,000	1,600,000
Purchase amount		$ 10,000,000
Price per share (in Dollars per share)	$ 10	$ 10		$ 10.01
Funds amount		$ 10,000,000		$ 1,000,000
Proposed business combination		Further, the Sponsor and the other Initial Shareholders prior to the Company’s initial public offering have agreed to subject the 4,000,000 shares of New Orchestra common stock to be received in the domestication in exchange for the 4,000,000 Insider Shares and 450,000 shares of New Orchestra common stock to be received in the domestication in exchange for the 450,000 Private Placement Shares, to a lock-up for up to 12 months.
Extension, redemptions and private purchase description.		In connection with the vote to approve the Extension Proposal, the holders of 9,237,883 Public Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.02 per share, for an aggregate redemption amount of approximately $92.6 million. As such, approximately 57.7% of the Public Shares were redeemed and approximately 42.3% of the Public Shares remain outstanding. After the satisfaction of such redemptions, the balance in the Company’s Trust Account was $67.8 million.
Ordinary Shares [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Ordinary shares total amount		$ 20,000,000
Price per share (in Dollars per share)		$ 10
Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Issuance of initial public offering units (in Shares)	16,000,000
Issuance of public shares under over-allotment (in Shares)	2,086,956
Price per share (in Dollars per share)	$ 10
Gross proceeds	$ 160,000,000
Offering cost	9,400,000
Deferred underwriting commission	$ 5,600,000	$ 5,600,000	$ 5,600,000
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)		$ 10	$ 10
Private placement amount		$ 160,000,000	$ 160,000,000
Public Shareholders [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per unit (in Dollars per share)		$ 10	$ 10
Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Capital contribution		$ 28,750	$ 28,750
Loan amount		$ 300,000	$ 300,000
Business Combination [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Outstanding voting security percentage		50.00%	50.00%
Description of business combination			Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing.
Minimum of closing business combination amount		$ 60,000,000